Debt - Disclosure of recognition of debt arising from financing activities (Details) - USD ($) $ in Thousands			1 Months Ended		12 Months Ended
	Sep. 09, 2021	Mar. 30, 2020	Aug. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt arising from financing activities [Roll Forward]
Balance beginning of year					$ 501,132
Financing cash flows related to debt:
Repayments of borrowings					(517,286)	$ (132,714)
Proceeds from borrowings, classified as financing activities					500,000	150,000
Loan financing costs					(9,140)	0
Non-cash changes recorded in debt:
Amortization of discount and transaction costs of senior secured notes and TARCA due to early redemption					9,700	2,286
Balance end of year					489,763	501,132
Senior Notes due 2029 and Redemption Option Derivative Asset
Debt arising from financing activities [Roll Forward]
Balance beginning of year					0
Financing cash flows related to debt:
Proceeds from borrowings, classified as financing activities					500,000
Loan financing costs					(7,009)
Total financing cash flows related to debt					492,991
Borrowings, excluding non-cash charges					492,991
Non-cash changes recorded in debt:
Amortization of financing fees and discount					71
Change in fair value of redemption option derivative asset					(3,299)
Balance end of year					489,763	0
Senior notes due 2024 and term loan
Debt arising from financing activities [Roll Forward]
Balance beginning of year					351,132	479,732
Financing cash flows related to debt:
Total financing cash flows related to debt					(367,286)	(132,714)
Borrowings, excluding non-cash charges					(16,154)	347,018
Non-cash changes recorded in debt:
Amortization of discount and transaction costs of senior secured notes and TARCA due to early redemption					7,969	2,286
Amortization of financing fees and discount					2,201	3,588
Balance end of year					0	351,132
Revolving credit facility
Debt arising from financing activities [Roll Forward]
Balance beginning of year					150,000	0
Financing cash flows related to debt:
Repayments of borrowings			$ (100,000)	$ (50,000)	(150,000)
Proceeds from borrowings, classified as financing activities		$ 150,000				150,000
Total financing cash flows related to debt					(150,000)	150,000
Borrowings, excluding non-cash charges					0	150,000
Non-cash changes recorded in debt:
Balance end of year					0	150,000
Senior Secured Notes due 2024
Debt arising from financing activities [Roll Forward]
Balance beginning of year					226,647
Financing cash flows related to debt:
Repayments of borrowings	$ (233,953)				(233,953)	(66,047)
Non-cash changes recorded in debt:
Change in fair value of redemption option derivative asset					5,984	(1,760)
Balance end of year					0	226,647
Term loan
Debt arising from financing activities [Roll Forward]
Balance beginning of year					131,842
Financing cash flows related to debt:
Repayments of borrowings					(133,333)	(66,667)
Non-cash changes recorded in debt:
Balance end of year					$ 0	$ 131,842